Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 25, 2022
Disclosure of changes in accounting estimates [line items]
Project Cost Prepayments, Current	€ 4,400	€ 8,000
Project Cost Accruals, Current	38,000	23,500
Warrant compensation cost	55,200	66,100	€ 53,200
Derivative liabilities	157,950			€ 142,500
Sales rebates and product returns [member]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 7,300	€ 1,200